Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000005029 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Accumulated Value	$ 10,000		$ 11,144	$ 13,508	$ 12,852	$ 16,816	$ 19,795	$ 25,360	$ 20,663	$ 25,952	$ 32,271	$ 37,835
C000005028 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Shares
Accumulated Value	10,000		11,171	13,577	12,947	16,985	20,044	25,738	21,023	26,474	33,003	38,789
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	$ 10,000		$ 11,194	$ 13,637	$ 13,039	$ 17,141	$ 20,295	$ 26,120	$ 21,392	$ 27,012	$ 33,771	$ 39,802